Form N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ADVISORS SERIES TRUST
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 27, 2026
Prospectus Date	Feb. 28, 2026